Income Taxes Expense (Benefit) (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Line Items]
Statutory U.S. federal income tax rate	(34.00%)	(34.00%)
Prior period adjustments	0.00%	0.00%
State taxes, net	(4.90%)	(6.60%)
Foreign currency fluctuation	1.30%	(0.60%)
U.S. tax credits	0.00%	0.00%
Revaluation of Derivatives	(5.60%)	(0.10%)
Debt Discount Amortization	14.50%	0.10%
Change in valuation allowance	28.70%	41.10%
Effective income tax rate	0.00%	0.00%